ACCOUNTS PAYABLE AND OTHER (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS PAYABLE AND OTHER
Operating accrued liabilities	CAD 3,487	CAD 3,028
Trade payables	328	561
Construction payables	587	750
Current derivative liabilities (Note 24)	1,941	1,945
Contractor holdbacks	125	299
Taxes payable	321	376
Security deposits	52	62
Deferred revenue	138	89
Asset retirement obligations (Note 19)	2	9
Other	314	232
Accounts payable and other liabilities	CAD 7,295	CAD 7,351